DELAWARE GROUP® FOUNDATION FUNDS

Delaware Foundation® Growth Allocation Fund
Delaware Foundation Moderate Allocation Fund
Delaware Foundation Conservative Allocation Fund
(each a “Fund” and collectively, the “Funds”)

Supplement to the Funds’ Statement of Additional Information dated July 29, 2015

The following information revises and supplements the section entitled, “Investment Manager and Other Service Providers – Investment Manager”:

Investment Manager

The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Funds, subject to the supervision and direction of the Board. The Manager also provides investment management services to all of the other Delaware Investments® Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds. The Manager pays the salaries of all Trustees, officers, and employees who are affiliated with both the Manager and the Trust.

As of March 31, 2016, the Manager and its affiliates within Delaware Investments were managing in the aggregate $169.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts. The Manager is a series of Delaware Management Business Trust (a Delaware statutory trust), which is a subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Limited (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. “Delaware Investments” is the marketing name for DMHI and its subsidiaries.

The Manager and its affiliates own the name “Delaware Group.” Under certain circumstances, including the termination of the Trust’s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Trust to remove the words “Delaware Group” from its name.

The Funds’ Investment Management Agreement (“Investment Management Agreement”) may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of each Fund, and only if the terms of, and the renewal thereof, have been approved by the vote of a majority of the Independent Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement is terminable without penalty on 60 days’ notice by the Trustees of the Trust or by the Manager. The Investment Management Agreement will terminate automatically in the event of its assignment.

As compensation for the services rendered under the Investment Management Agreement, the Funds shall pay the Manager an annual management fee as a percentage of average daily net assets equal to:

Fund Name	Management Fee (annual rate as a percentage of average daily net assets)
Growth Allocation Fund Moderate Allocation Fund Conservative Allocation Fund	0.65% on the first $500 million 0.60% on the next $500 million 0.55% on the next $1.5 billion 0.50% of the average daily net assets in excess of $2.5 billion

During the last three fiscal years, the Funds paid the following investment management fees to the Manager:

Fund	9/30/14–3/31/151	9/30/14	9/30/13	9/30/12
Growth Allocation Fund	$270,915 earned $97,118 paid $173,797 waived	$618,932 earned $342,912 paid $276,020 waived	$664,230 earned $338,995 paid $325,235 waived	$631,349 earned $314,726 paid $316,623 waived
Moderate Allocation Fund	$986,439 earned $848,131 paid $138,308 waived	$2,195,838 earned $2,077,525 paid $118,313 waived	$2,535,434 earned $2,260,534 paid $274,900 waived	$2,501,268 earned $2,222,554 paid $278,714 waived
Conservative Allocation Fund	$365,269 earned $167,676 paid $197,593 waived	$985,878 earned $688,692 paid $297,186 waived	$990,678 earned $640,441 paid $350,237 waived	$895,471 earned $546,110 paid $349,361 waived

1	In 2015, the Funds changed their fiscal year end from Sept. 30 to March 31.

The Manager has entered into a sub-advisory agreement (“Sub-Advisory Agreement”) with JSP with respect to each of the Funds. Except for those expenses borne by the Manager under the Investment Management Agreement, JSP under its Sub-Advisory Agreement, and the Distributor under the Distribution Agreement, each Fund is responsible for all of its own expenses. Among others, such expenses include the Funds’ proportionate share of certain administrative expenses; investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

The following information revises and supplements the section entitled, “Investment Manager and Other Service Providers – Sub-Advisor”:

Sub-Advisor

JSP, located at 101 California Street, Suite 3750, San Francisco, CA 94111, is responsible for the day-to-day management of the Funds. Although JSP serves as sub-advisor, the Manager has ultimate responsibility for all investment advisory services. The Manager supervises JSP’s performance and management services provided to the Funds subject to the supervision and direction of the Board of Trustees.

The Sub-Advisory Agreement with JSP is dated June 1, 2016. The Sub-Advisory Agreement has an initial term of two years and may be further renewed after its initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of a Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement may be terminated by the Manager or the Trust at any time on written notice to JSP of the Manager’s or the Trust’s intention to do so, in the case of the Trust pursuant to action by the Board or pursuant to the vote of a majority of the outstanding voting securities of a Fund. JSP may terminate this Agreement at any time on sixty (60) days’ written notice to the Manager and the Trust of its intention to do so. The Sub-Advisory Agreement will terminate automatically in the event of its assignment. The Sub-Advisory Agreement shall automatically terminate upon the termination of the Agreement.

As compensation for the services rendered under the Sub-Advisory Agreement, the Manager paid JSP the following sub-advisory fees during the Delaware Foundation Growth Allocation Fund’s last three fiscal years:

	9/30/14–3/31/151	5/1/14–9/30/142
Sub-Advisory Fees Paid	$8,296	$28,937
Sub-Advisory Fee As A Percentage of the Fund’s Average Daily Net Assets	0.15%	0.54%3

1	In 2015, the Delaware Foundation Growth Allocation Fund changed its fiscal year end from Sept. 30 to March 31.
2	JSP became sub-advisor to the Delaware Foundation Growth Allocation Fund’s U.S. large-cap growth sleeve in May 2014.
3	The sub-advisory fee rate shown reflects the annualized fee rate based on average net assets for the period.

As compensation for the services rendered under the Sub-Advisory Agreement, the Manager paid JSP the following sub-advisory fees during the Delaware Foundation Moderate Allocation Fund’s last three fiscal years:

	9/30/14–3/31/151	5/1/14–9/30/142
Sub-Advisory Fees Paid	$66,221	$35,377
Sub-Advisory Fee As A Percentage of the Fund’s Average Daily Net Assets	0.42%	0.24%3

1	In 2015, the Delaware Foundation Moderate Allocation Fund changed its fiscal year end from Sept. 30 to March 31.
2	JSP became sub-advisor to the Delaware Foundation Moderate Allocation Fund’s U.S. large-cap growth sleeve in May 2014.
3	The sub-advisory fee rate shown reflects the annualized fee rate based on average net assets for the period.

As compensation for the services rendered under the Sub-Advisory Agreement, the Manager paid JSP the following sub-advisory fees during the Delaware Foundation Conservative Allocation Fund’s last three fiscal years:

	9/30/14–3/31/151	5/1/14–9/30/142
Sub-Advisory Fees Paid	$13,551	$13,947
Sub-Advisory Fee As A Percentage of the Fund’s Average Daily Net Assets	0.35%	0.32%3

1	In 2015, the Delaware Foundation Conservative Allocation Fund changed its fiscal year end from Sept. 30 to March 31.
2	JSP became sub-advisor to the Delaware Foundation Conservative Allocation Fund’s U.S. large-cap growth sleeve in May 2014.
3	The sub-advisory fee rate shown reflects the annualized fee rate based on average net assets for the period.

Please keep this Supplement for future reference.

This Supplement is dated June 7, 2016.